Related Party Transaction and Balances (Details) - Schedule of Relationship with Related Parties	12 Months Ended
Dec. 31, 2023
Ms. Fen Ye [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lishui Yuanmeng Training Company Limited (“Yuanmeng”) [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	Controlled by Mr. Biao Wei
Lianwai Kindergarten [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	Controlled by Ms. Fen Ye
Qingtian International School [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	Ultimately controlled by Mr. Biao Wei
Qingtian Zhongyi Education Investment Co., LTD [Member]
Schedule of Relationship with Related Parties [Abstract]
Related parties	Controlled by Ms. Fen Ye